Earning Per Share - Summary of Composition of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income	$ 1,606	$ 1,173	$ 3,130	$ 2,298	$ 289	$ 4,193
Basic weighted average common shares outstanding	9,836,984	5,691,686	9,831,739	5,691,686	6,879,658	5,691,686
Net effect of dilutive stock options and warrants	76,493	0	152,003	0	370,805	0
Diluted weighted average common shares outstanding	9,913,477	5,691,686	9,983,742	5,691,686	7,250,463	5,691,686
Basic	$ 0.16	$ 0.21	$ 0.32	$ 0.4	$ 0.04	$ 0.74
Diluted	$ 0.16	$ 0.21	$ 0.31	$ 0.4	$ 0.04	$ 0.74